FINANCIAL EXPENSES (INCOME), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL EXPENSES (INCOME), NET [Abstract]
Interest income	$ (1,848)	$ (661)	$ (492)
Interest expenses (income) and other miscellaneous	721	16	216
Foreign currency transaction differences	(231)	230	471
Impairment related to Auction-Rate Securities, net			7,712
Financial and other expenses, total	$ (1,358)	$ (415)	$ 7,907